Long-term Debt (Tables)	6 Months Ended
Jun. 30, 2020
Debt Disclosure [Abstract]
Schedule of Long-term Debt Instruments

	As of
	June 30,	December 31,	December 31,
	2020	2019	2018
	(Unaudited)
	(In thousands)
Commercial loan	$930	$—	$—
	930	—	—

Less: Current portion	(310)	—	—
Non-current portion	$620	$—	$—

Schedule of Maturities of Long-term Debt	Aggregate maturities of long-term debt as of June 30, 2020 are as follows:

(In thousands)
2020 (for the remaining period)	$310
2021	310
2022	310
$930